COMPULSORY LOAN (Tables)	12 Months Ended
Dec. 31, 2023
COMPULSORY LOAN
Schedule of liabilities related to the Compulsory Loan

	2023	2022
Opening balance as of January 1	1,289,602	1,216,335
Effect on cash flow:
Interest payment	(4,222)	(11,518)
Non-cash effect:
Ingress of resources	—	44,746
Provision	(38,987)	101,813
Debt charges	—	9,360
Inflation adjustment	25,558	26,632
Write-offs	(14,660)	(97,766)
Final balance on December 31	1,257,291	1,289,602